Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	12 Months Ended
Mar. 31, 2026
Offsetting [Abstract]
Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions	OFFSETTING OF DERIVATIVES, REPURCHASE AGREEMENTS, AND SECURITIES LENDING TRANSACTIONS
The following tables present, as of March 31, 2025 and 2026, the gross and net amounts of the derivatives, resale and repurchase agreements, and securities borrowing and lending transactions, including the related gross amounts subject to an enforceable master netting arrangement or similar agreement not offset in the consolidated balance sheets. The MUFG Group primarily enters into International Swaps and Derivatives Association master netting agreements, master repurchase agreements and master securities lending agreements or similar agreements for derivative contracts, resale and repurchase agreements, and securities borrowing and lending transactions. In the event of default on or termination of any one contract, these agreements provide the contracting parties with the right to net a counterparty’s rights and obligations and to liquidate and setoff collateral against any net amount owed by the counterparty. Generally, as the MUFG Group has elected to present such amounts on a gross basis, the amounts subject to these agreements are included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below. For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the consolidated balance sheet” column in the tabular disclosure below.

At March 31, 2025:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥20,748	¥—	¥20,748	¥(17,542)	¥(1,053)	¥2,153
Receivables under resale agreements	21,538	(2,756)	18,782	(17,515)	(1)	1,266
Receivables under securities borrowing transactions	5,720	(19)	5,701	(4,154)	—	1,547
Total	¥48,006	¥(2,775)	¥45,231	¥(39,211)	¥(1,054)	¥4,966
Financial liabilities:
Derivative liabilities	¥20,995	¥—	¥20,995	¥(17,031)	¥(1,477)	¥2,487
Payables under repurchase agreements	46,381	(2,717)	43,664	(41,856)	(144)	1,664
Payables under securities lending transactions	737	(19)	718	(693)	—	25
Obligations to return securities received as collateral	6,047	—	6,047	(1,502)	—	4,545
Total	¥74,160	¥(2,736)	¥71,424	¥(61,082)	¥(1,621)	¥8,721

At March 31, 2026:	Gross amounts of recognized assets/liabilities	Gross amounts offset in the consolidated balance sheet	Net amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet		Net amounts
				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥38,949	¥—	¥38,949	¥(34,642)	¥(1,081)	¥3,226
Receivables under resale agreements	19,661	(2,776)	16,885	(15,791)	(6)	1,088
Receivables under securities borrowing transactions	5,493	—	5,493	(4,350)	—	1,143
Total	¥64,103	¥(2,776)	¥61,327	¥(54,783)	¥(1,087)	¥5,457
Financial liabilities:
Derivative liabilities	¥40,347	¥—	¥40,347	¥(34,171)	¥(2,686)	¥3,490
Payables under repurchase agreements	42,292	(2,776)	39,516	(37,347)	(130)	2,039
Payables under securities lending transactions	1,252	—	1,252	(1,206)	(16)	30
Obligations to return securities received as collateral	8,468	—	8,468	(3,504)	—	4,964
Total	¥92,359	¥(2,776)	¥89,583	¥(76,228)	¥(2,832)	¥10,523